Financial instruments - Schedule of Outstanding Interest Rate Derivatives (Detail)	12 Months Ended
Dec. 31, 2020 USD ($)
5.4200% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.42%
Derivative, notional amount	$ 302,300,000
Effective date	Sep. 06, 2007
Ending date	May 31, 2024
5.4200% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 302,300,000
1.6490% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	1.649%
Derivative, notional amount	$ 160,000,000.0
Effective date	Sep. 27, 2019
Ending date	May 14, 2024
1.6490% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 160,000,000.0
0.7270% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	0.727%
Derivative, notional amount	$ 125,000,000.0
Effective date	Mar. 26, 2020
Ending date	Mar. 26, 2025
0.7270% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 125,000,000.0
0.7800% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	0.78%
Derivative, notional amount	$ 125,000,000.0
Effective date	Mar. 23, 2020
Ending date	Mar. 23, 2025
0.7800% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 125,000,000.0
1.6850% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	1.685%
Derivative, notional amount	$ 110,000,000.0
Effective date	Nov. 14, 2019
Ending date	May 15, 2024
1.6850% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 110,000,000.0
5.6000% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.60%
Derivative, notional amount	$ 93,600,000
Effective date	Jun. 23, 2010
Ending date	Dec. 23, 2021
5.6000% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 93,600,000
1.4900% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	1.49%
Derivative, notional amount	$ 29,400,000
Effective date	Feb. 04, 2020
Ending date	Dec. 30, 2025
1.4900% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 29,400,000